Investment in Securities (Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Gain (Loss) on Investments [Line Items]
Total other-than-temporary impairment losses	¥ 243	¥ 6,207	¥ 423	¥ 6,212
Portion of loss recognized in other comprehensive income (before taxes)	0	0	0	0
Net impairment losses recognized in earnings	¥ 243	¥ 6,207	¥ 423	¥ 6,212